ACCOUNTS RECEIVABLE - Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
ACCOUNTS RECEIVABLE
Beginning balance	$ 2,020,373	$ 1,919,152
Additional reserve through bad debt expense	92,943
Exchange difference	108,554	101,221
Ending balance	$ 2,221,870	$ 2,020,373